Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share (Detail) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
- From continued operations	$ 6,585,821	$ 9,772,472	$ 7,103,831
- Net income for the year	$ 6,585,821	$ 17,133,423	$ 7,889,255
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share	592,046,422	596,026,490	596,026,490
- From continued operations (in pesos)	$ 11.1238	$ 16.3960	$ 11.9186
- From continued and discontinued operations (in pesos)	$ 11.1238	$ 28.7461	$ 13.2364